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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Item 1 - Reports to Stockholders.

Evergreen International Balanced Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
30	AUTOMATIC DIVIDEND REINVESTMENT PLAN
32	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen open-end mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

June 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen International Balanced Income Fund for the six-month period that ended April 30, 2010 (the “period”).

At the beginning of the period, after prolonged uncertainty and falling share prices worldwide, stock markets staged a remarkable rally in 2009 that continued through the end of the year. In January 2010, concerns about the sustainability of the economic recovery led to a partial correction, but the markets quickly rebounded and ended the reporting period approximately where they began in 2010.

Investors were encouraged by continued economic growth in both developed and emerging markets and were placing greater interest in underlying fundamentals, in sharp contrast to their wild pursuit of low-quality stocks just one year ago. However, this sentiment was tempered by concerns over the growing sovereign debt problems in Europe, the impact of Chinese policy tightening, and fears over U.S. bank regulation. A rally in the U.S. dollar and a decline in commodity prices also had an impact.

Investors appeared caught between increasing signs of a cyclical upturn and the fear of lingering systematic risks in the wake of the 2008 crisis, with the resulting market volatility. For instance, as the period drew to a close, investors became increasingly nervous about the European Union’s willingness and ability to bail out Greece, while Fitch Ratings downgraded Portugal’s sovereign debt and Spain moved onto investors’ worry radar. As a result, the euro sold off almost 1.5% in a two-day time period, extending its four-month, 11% drop versus the dollar. During that time, investors largely ignored concurrent data that showed U.S. durable goods orders climbing for three months in a row, and business confidence in Germany reached its highest level since June 2008. It was difficult to shake the feeling that the recovery in the West rested on a weak foundation.

In Asia, the situation was much different. Starting in the second half of 2009, Asia began to show signs of a sustained recovery, well ahead of the rest of the world. Without the structural balance sheet issues faced by Western economies, Asian credit growth picked up far earlier, particularly in China and more recently in India. In sharp contrast to Europe and the United States, where a fear of debt-deflation spiral hung over the market near the end of the period, investors in Asia were increasingly worried about rising inflation. Currently, the major risk we see is that Asian central banks will begin to tighten credit and choke off growth in the region. Notably, in March of 2010, India became the first major emerging market to raise interest rates in response to rapidly increasing inflation.

LETTER TO SHAREHOLDERS continued

The tension between macro-economic forces, cyclical factors, and structural imbalances made for an interesting, if challenging, investing environment. Our current view is that we must be wary of the ongoing, largely unaddressed structural imbalances in the West, while cautiously embracing the strong cyclical upturn in Asia. It remains true that the U.S. economy was propped up by government borrowing during most of the period, which merely offset massive deleveraging at the household and corporate level. Renewed weakness in Western and Eastern Europe is a current concern, and negative surprises presently remain possible in the coming months. Sovereign debt crises in Dubai and Greece may not be the only ones investors will contend with in the next few years. Asia, on the other hand, currently looks healthier. With strong balance sheets and growing economies, that area inspires optimism that good investment opportunities may emerge.

During the period, managers of Evergreen International Balanced Income Fund sought a high level of income, primarily through investments in the stocks of what they believe to be stable, high-dividend paying foreign corporations, with a healthy allocation to foreign debt securities as well. To add to potential income, this closed-end fund also wrote call options on international indexes.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At meetings held on May 11 and June 9-10, 2010, the Board of Trustees of Evergreen International Balanced Income Fund (the “Fund”) unanimously approved a new advisory contract with Wells Fargo Funds Management, LLC, a new sub-advisory contract with Wells Capital Management Incorporated and a new sub-advisory contract with the Fund’s current sub-advisor, First International Advisors, LLC (the “Agreements”). Shareholders are being asked to approve the Agreements at a meeting to be held on July 9, 2010. Following approval of the Agreements, Tim Stevenson of Wells Capital Management Incorporated is expected to continue to manage the options overlay strategy for the Fund. Stevenson currently provides such services to the Fund as a portfolio manager of Evergreen Investment Management Company, LLC, the current advisor to the Fund. Francis Claro of Wells Capital Management Incorporated is expected to continue to manage the international equities portion of the Fund. Claro currently provides such services to the Fund as a portfolio manager of Evergreen Investment Management Company, LLC. Tony Norris and Peter Wilson of First International Advisors, LLC are expected to continue to manage the international bond portion of the Fund (with Norris continuing to provide asset allocation services to the Fund). In addition, the Fund will be renamed the Wells Fargo Advantage International Balanced Income Fund.

At the May 11 meeting, the Board also nominated seven persons for election to the Fund’s Board as new Trustees, and nominated two current Trustees for re-election to the Fund’s Board. Shareholders are being asked to elect these nominees at the July 9 meeting.

A Proxy Statement containing additional information about the Agreements and the nominees was provided to shareholders of record as of May 18, 2010.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31,			Year Ended April 30,

		2009	2008	2007[1]	2007	2006[2]

Net asset value, beginning of period	$16.12	$13.88	$22.65	$21.61	$20.59	$19.10 [3]

Income from investment operations
Net investment income	0.35	0.76	1.08	0.50	0.84	0.39
Net realized and unrealized gains or losses on investments	0.16	2.78	(8.10)	1.41	1.93	1.83

Total from investment operations	0.51	3.54	(7.02)	1.91	2.77	2.22

Distributions to shareholders from
Net investment income	(0.39)	(0.52)	(1.28)	(0.47)	(1.09)	(0.69)
Net realized gains	0	0	(0.43)	(0.40)	(0.66)	0
Tax basis return of capital	0	(0.78)	(0.04)	0	0	0

Total distributions to shareholders	(0.39)	(1.30)	(1.75)	(0.87)	(1.75)	(0.69)

Offering costs charged to capital	0	0	0	0	0	(0.04)

Net asset value, end of period	$16.24	$16.12	$13.88	$22.65	$21.61	$20.59

Market value, end of period	$14.02	$13.84	$11.93	$22.15	$22.06	$19.07

Total return based on market value[4]	4.13%	29.49%	(40.54)%	4.62%	26.00%	(1.16)%

Ratios and supplemental data
Net assets, end of period (thousands)	$187,986	$186,593	$160,610	$262,092	$249,600	$235,819
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%[5]	1.19%	1.20%	1.14%[5]	1.20%	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.19%[5]	1.19%	1.20%	1.14%[5]	1.29%	1.27%[5]
Net investment income	4.27%[5]	5.39%	5.51%	4.61%[5]	4.12%	3.96%[5]
Portfolio turnover rate	13%	78%	67%	39%	90%	42%

1	For the six months ended October 31, 2007. The Fund changed its fiscal year end from April 30 to October 31, effective October 31, 2007.
2	For the period from October 31, 2005 (commencement of operations), to April 30, 2006.
3	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
4

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

5	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 0.2%
INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
ARAMARK Corp., 8.50%, 02/01/2015 (cost $363,224)	$350,000	$359,188

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.4%
CONSUMER DISCRETIONARY 1.2%
Hotels, Restaurants & Leisure 0.2%
Royal Caribbean Cruises, Ltd., 5.625%, 01/27/2014 EUR	255,000	328,485

Media 0.9%
Central European Media Enterprises, Ltd., FRN, 2.62%, 05/15/2014 EUR	500,000	559,209
UPC Germany GmbH, 9.625%, 12/01/2019 EUR	450,000	641,093
UPC Holding BV, 8.00%, 11/01/2016 EUR	250,000	335,359
Ziggo Bond Co. BV, 8.00%, 05/15/2018 EUR	115,000	152,798

		1,688,459

Multiline Retail 0.1%
Marks & Spencer Group plc, 5.625%, 03/24/2014 GBP	100,000	160,671

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.4%
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	500,000	739,601

Tobacco 0.3%
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	300,000	496,424

FINANCIALS 7.5%
Capital Markets 2.3%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	335,699
Ambev International Finance Co., Ltd., 9.50%, 07/24/2017 BRL	1,850,000	1,056,307
Goldman Sachs Group, Inc., 4.50%, 01/30/2017 EUR	550,000	716,343
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	1,143,104
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	1,110,312

		4,361,765

Commercial Banks 3.5%
International Bank for Reconstruction & Development, 5.75%, 02/17/2015 AUD	5,950,000	5,453,313
KfW Bankengruppe, 4.875%, 01/15/2013 GBP	235,000	387,303
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	850,000	770,262

		6,610,878

Consumer Finance 0.4%
Cemex Finance, LLC, 9.625%, 12/14/2017 EUR	90,000	123,725
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	282,352
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	250,000	352,834

		758,911

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 0.9%
ABB International Finance, Ltd., 4.625%, 06/06/2013 EUR	1,000,000	$1,427,341
CEDC Financial Corporation International, Inc., 8.875%, 12/01/2016 EUR	230,000	327,670

		1,755,011

Thrifts & Mortgage Finance 0.4%
Nationwide Building Society, FRN, 3.75%, 01/20/2015 EUR	520,000	690,240

INDUSTRIALS 1.2%
Aerospace & Defense 0.4%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	500,000	699,011

Building Products 0.1%
HeidelbergCement AG, 8.00%, 01/31/2017 EUR	200,000	275,943

Commercial Services & Supplies 0.3%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	450,000	593,161

Machinery 0.3%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	400,000	529,917

Trading Companies & Distributors 0.1%
Rexel SA, 8.25%, 12/15/2016 EUR	100,000	139,802

MATERIALS 0.9%
Chemicals 0.5%
Kerling plc, 10.625%, 01/28/2017 EUR	220,000	311,958
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	450,000	608,140

		920,098

Containers & Packaging 0.3%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	390,000	527,055

Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	200,000	258,301

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA, 7.25%, 04/24/2012 EUR	700,000	1,019,841

UTILITIES 0.4%
Independent Power Producers & Energy Traders 0.1%
Infinis plc, 9.125%, 12/15/2014 GBP	75,000	118,770

Multi-Utilities 0.3%
Veolia Environnement SA, 4.375%, 01/16/2017 EUR	530,000	739,179

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $22,259,535)		23,411,523

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.3%
Canada, 6.25%, 06/15/2015 NZD	4,785,000	$3,564,975
Hungary, 6.75%, 02/24/2017 HUF	614,500,000	3,118,854
Korea:
5.25%, 09/10/2015 KRW	4,700,000,000	4,418,598
5.25%, 03/10/2027 KRW	1,903,000,000	1,758,516
Malaysia, 4.24%, 02/07/2018 MYR	11,450,000	3,667,890
Mexico, 10.00%, 12/05/2024 MXN	70,230,000	6,896,227
Morocco, 5.375%, 06/27/2017 EUR	450,000	627,612
Norway, 4.25%, 05/19/2017 NOK	16,500,000	2,960,090
Peru, 7.50%, 10/14/2014 EUR	250,000	383,624
Poland, 5.50%, 10/25/2019 PLN	8,700,000	2,917,183
Ukraine, 4.95%, 10/13/2015 EUR	250,000	297,945

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $31,168,412)		30,611,514

YANKEE OBLIGATIONS – CORPORATE 2.1%
CONSUMER DISCRETIONARY 0.3%
Multiline Retail 0.3%
Marks & Spencer Group plc, 6.25%, 12/01/2017 144A	$500,000	519,764

CONSUMER STAPLES 0.3%
Food & Staples Retailing 0.3%
Tesco plc, 5.50%, 11/15/2017 144A	500,000	530,607

FINANCIALS 0.8%
Capital Markets 0.2%
BP Capital Markets plc, 5.25%, 11/07/2013	400,000	441,605

Commercial Banks 0.3%
Eurasian Development Bank, 7.375%, 09/29/2014 144A	500,000	537,500

Consumer Finance 0.3%
Sable International Finance, Ltd., 7.75%, 02/15/2017 144A	200,000	207,500
Virgin Media Finance plc, 9.125%, 08/15/2016	330,000	352,275

		559,775

UTILITIES 0.7%
Electric Utilities 0.7%
E.ON AG, 5.80%, 04/30/2018	1,200,000	1,300,330

Total Yankee Obligations – Corporate (cost $3,517,822)		3,889,581

YANKEE OBLIGATIONS – GOVERNMENT 0.9%
Colombia, 7.375%, 03/18/2019	600,000	689,400
Georgia, 7.50%, 04/15/2013	250,000	258,625
Philippines, 8.00%, 01/15/2016	350,000	420,420
Vietnam, 6.75%, 01/29/2020	300,000	311,656

Total Yankee Obligations – Government (cost $1,519,662)		1,680,101

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 62.6%
CONSUMER DISCRETIONARY 5.5%
Auto Components 0.3%
Nokian Renkaat Oyj	Finland	22,527	$529,141

Automobiles 1.2%
Daimler AG	Germany	17,857	921,450
Isuzu Motors, Ltd. *	Japan	277,000	874,407
Toyota Motor Corp.	Japan	12,100	467,303

			2,263,160

Distributors 0.3%
Kloeckner & Co., SE *	Germany	19,253	513,161

Household Durables 0.7%
Bovis Homes Group plc *	United Kingdom	34,270	221,133
Makita Corp.	Japan	38,000	1,178,154

			1,399,287

Internet & Catalog Retail 0.7%
N. Brown Group plc	United Kingdom	315,626	1,317,319

Media 1.8%
Pearson plc	United Kingdom	69,673	1,118,502
Vivendi SA	France	43,833	1,153,668
Wolters Kluwer NV	Netherlands	21,170	434,148
WPP plc	United Kingdom	70,265	747,036

			3,453,354

Multiline Retail 0.5%
PPR SA	France	6,766	905,431

CONSUMER STAPLES 8.1%
Beverages 1.9%
Anheuser-Busch InBev NV	Belgium	42,369	2,061,560
Carlsberg AS, Class B	Denmark	11,357	924,224
Foster’s Group, Ltd.	Australia	130,081	652,912

			3,638,696

Food Products 2.4%
Nestle SA	Switzerland	28,139	1,373,310
Unilever NV	Netherlands	100,198	3,062,135

			4,435,445

Household Products 1.4%
McBride plc	United Kingdom	210,429	603,113
Reckitt Benckiser Group plc	United Kingdom	38,534	1,999,910

			2,603,023

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 2.4%
British American Tobacco plc	United Kingdom	80,273	$2,521,220
Imperial Tobacco Group plc	United Kingdom	42,062	1,200,649
Swedish Match AB	Sweden	39,301	897,165

			4,619,034

ENERGY 4.5%
Energy Equipment & Services 1.0%
Fred. Olsen Energy ASA	Norway	23,110	846,163
Technip SA	France	13,836	1,105,690

			1,951,853

Oil, Gas & Consumable Fuels 3.5%
BG Group plc	United Kingdom	34,815	584,530
Canadian Natural Resources, Ltd.	Canada	11,557	890,042
Cenovus Energy, Inc.	Canada	25,993	764,334
EnCana Corp.	Canada	25,993	859,780
StatoilHydro ASA	Norway	25,816	623,201
Total SA	France	51,046	2,766,028

			6,487,915

FINANCIALS 11.5%
Commercial Banks 4.3%
Banco Santander SA	Spain	36,977	464,561
Bank Leumi Le-Israel BM *	Israel	212,958	910,067
HSBC Holdings plc – London Exchange	United Kingdom	203,984	2,078,066
Nordea Bank AB	Sweden	84,000	824,424
Sparebanken Nord-Norge	Norway	51,900	987,298
Standard Chartered plc	United Kingdom	39,977	1,065,614
Svenska Handelsbanken, Ser. A	Sweden	30,500	859,861
Westpac Banking Corp.	Australia	37,237	925,442

			8,115,333

Diversified Financial Services 2.0%
ASX, Ltd.	Australia	42,047	1,272,646
Deutsche Boerse AG	Germany	14,930	1,163,101
Guoco Group, Ltd.	Bermuda	76,000	788,065
Hellenic Exchanges Holding SA	Greece	73,576	605,080

			3,828,892

Insurance 4.7%
AMP, Ltd.	Australia	111,097	638,781
AXA SA	France	22,309	443,435
Lancashire Holdings plc	Bermuda	242,760	1,717,840

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	16,455	$2,325,478
Sampo Oyj, Class A	Finland	26,368	650,618
Scor SE	France	24,358	573,916
Suncorp-Metway, Ltd.	Australia	78,058	644,644
Zurich Financial Services AG	Switzerland	7,918	1,765,357

			8,760,069

Real Estate Investment Trusts (REITs) 0.5%
Nippon Building Fund, Inc.	Japan	64	537,235
Parkway Life	Singapore	577	558
Westfield Group Australia	Australia	32,290	382,029

			919,822

HEALTH CARE 3.1%
Health Care Equipment & Supplies 0.3%
Fresenius SE	Germany	6,329	451,118

Pharmaceuticals 2.8%
AstraZeneca plc	United Kingdom	19,730	872,361
Bayer AG	Germany	11,526	737,436
GlaxoSmithKline plc	United Kingdom	92,859	1,719,739
Novartis AG	Switzerland	16,707	852,411
Roche Holding AG	Switzerland	7,271	1,148,331

			5,330,278

INDUSTRIALS 7.7%
Air Freight & Logistics 0.9%
Oesterreichische Post AG	Austria	56,450	1,621,642

Building Products 0.6%
Assa Abloy AB, Class B	Sweden	49,000	1,139,677

Commercial Services & Supplies 0.8%
Brunel International NV	Netherlands	18,435	674,160
SThree plc	United Kingdom	151,128	841,037

			1,515,197

Construction & Engineering 0.4%
Skanska AB, B Shares	Sweden	42,200	703,046

Machinery 1.5%
Komatsu, Ltd.	Japan	24,300	490,415
Sandvik AB	Sweden	68,000	984,324
Sumitomo Heavy Industries, Ltd.	Japan	199,000	1,319,409

			2,794,148

Marine 0.3%
Nippon Yusen K. K.	Japan	155,000	636,734

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Professional Services 1.7%
Hays plc	United Kingdom	1,099,776	$1,879,650
Randstad Holding NV *	Netherlands	15,564	793,438
USG People NV *	Netherlands	32,353	569,425

			3,242,513

Trading Companies & Distributors 0.8%
Ashtead Group plc	United Kingdom	542,726	984,515
Travis Perkins plc *	United Kingdom	42,952	552,786

			1,537,301

Transportation Infrastructure 0.7%
MAP Group	Australia	428,998	1,228,760

INFORMATION TECHNOLOGY 2.6%
Internet Software & Services 1.1%
Monster Worldwide, Inc. *	United States	80,445	1,402,156
Netease.com, Inc. *	Cayman Islands	17,064	595,022

			1,997,178

Office Electronics 0.5%
Neopost	France	12,529	995,968

Semiconductors & Semiconductor Equipment 1.0%
Elpida Memory, Inc. *	Japan	45,300	950,145
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	165,441	322,688
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	54,343	575,492
United Microelectronics Corp. *	Taiwan	2	1

			1,848,326

MATERIALS 3.7%
Chemicals 0.9%
Akzo Nobel NV	Netherlands	29,920	1,758,700

Containers & Packaging 0.2%
Rexam plc	United Kingdom	77,741	382,074

Metals & Mining 2.6%
Antofagasta plc	United Kingdom	91,354	1,393,032
Barrick Gold Corp.	Canada	18,000	784,997
BHP Billiton, Ltd.	Australia	34,939	1,276,408
voestalpine AG	Austria	35,021	1,322,113

			4,776,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 6.4%
Belgacom SA	Belgium	20,337	$713,230
France Telecom	France	56,953	1,248,427
Hellenic Telecommunications Organization SA *	Greece	119,957	1,342,474
Hrvatske Telekom SP, GDR	Croatia	10,000	501,453
KT Corp.	South Korea	18,570	828,744
KT Corp., ADR	South Korea	39,540	893,604
Maroc Telecom	Morocco	47,703	918,240
Tele Norte Leste Participacoes SA, ADR	Brazil	32,858	488,270
Telecom Argentina SA, ADR	Argentina	50,000	977,500
Telecom Corp. of New Zealand, Ltd.	New Zealand	559,556	879,876
Telefonica SA	Spain	107,851	2,421,989
TeliaSonera AB	Sweden	129,500	889,496

			12,103,303

Wireless Telecommunication Services 3.0%
China Mobile, Ltd.	Hong Kong	192,500	1,884,789
Mobistar SA	Belgium	11,797	722,089
Partner Communications Co., Ltd.	Israel	92,718	1,820,259
StarHub, Ltd.	Singapore	651,500	1,104,063

			5,531,200

UTILITIES 6.5%
Electric Utilities 2.7%
E.ON AG	Germany	9,636	355,831
Sechilienne-Sidec	France	29,111	940,925
Spark Infrastructure Group	Australia	1,771,370	1,978,805
TERNA SpA	Italy	468,151	1,898,219

			5,173,780

Gas Utilities 1.0%
Snam Rete Gas SpA	Italy	398,778	1,889,543

Multi-Utilities 2.2%
National Grid plc	United Kingdom	202,195	1,952,366
RWE AG	Germany	16,575	1,356,293
Suez Environnement SA	France	38,355	831,949

			4,140,608

Water Utilities 0.6%
Pennon Group plc	United Kingdom	82,674	657,356
Severn Trent plc	United Kingdom	25,895	458,897

			1,116,253

Total Common Stocks (cost $118,570,256)			117,654,832

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

	Country	Shares	Value

PREFERRED STOCKS 1.4%
CONSUMER DISCRETIONARY 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	$724,117

FINANCIALS 0.7%
Capital Markets 0.6%
Credit Suisse Group AG, Var. Rate Pfd.	United Kingdom	45,000	1,160,100

Insurance 0.1%
Allianz SE, Var. Rate Pfd.	Germany	9,000	227,700

HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd.	Germany	8,734	632,025

Total Preferred Stocks (cost $2,388,464)			2,743,942

OTHER 2.0%
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	131,393
Bell Aliant Regional Communications Income Fund	Canada	76,652	1,913,659
Yellow Pages Income Fund	Canada	250,727	1,680,893

Total Other (cost $3,260,479)			3,725,945

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø (cost $1,679,348)	United States	1,679,348	1,679,348

Total Investments (cost $184,727,202) 98.8%			185,755,974
Other Assets and Liabilities 1.2%			2,230,515

Net Assets 100.0%			$187,986,489

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depository Receipt
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

The following table shows the percent of total long-term investments by geographic location as of April 30, 2010:

United Kingdom	16.4%
France	6.9%
United States	6.6%
Germany	6.2%
Canada	6.1%
Netherlands	6.0%
Australia	4.9%
South Korea	4.3%
Mexico	3.7%
Japan	3.5%
Sweden	3.4%
Norway	2.9%
Switzerland	2.8%
Italy	2.1%
Malaysia	2.0%
Belgium	1.9%
Hungary	1.7%
Bermuda	1.7%
Austria	1.6%
Poland	1.6%
Spain	1.6%
Israel	1.5%
Greece	1.1%
Hong Kong	1.0%
Luxembourg	0.9%
Morocco	0.8%
Brazil	0.8%
Finland	0.6%
Singapore	0.6%
Argentina	0.5%
Denmark	0.5%
Taiwan	0.5%
New Zealand	0.5%
Cayman Islands	0.4%
Colombia	0.4%
Kazakhstan	0.3%
South Africa	0.3%
Croatia	0.3%
Philippines	0.2%
Peru	0.2%
Liberia	0.2%
Vietnam	0.2%
Ukraine	0.2%
Georgia	0.1%

100.0%

The following table shows portfolio composition as a percent of total long-term investments as of April 30, 2010:

Financials	21.1%
Foreign Bond – Government	16.6%
Telecommunication Services	10.2%
Consumer Staples	9.3%
Industrials	9.2%
Utilities	7.9%
Consumer Discretionary	7.4%
Materials	4.7%
Energy	4.6%
Health Care	3.5%
Information Technology	2.6%
Yankee Obligations – Government	0.9%
Other	2.0%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2010:

AAA	15.6%
AA	6.5%
A	43.9%
BBB	16.6%
BB	4.4%
B	10.3%
NR	2.7%

100.0%

The following table shows the percent of total bonds based on effective maturity as of April 30, 2010:

Less than 1 year	4.3%
1 to 3 year(s)	3.3%
3 to 5 years	19.7%
5 to 10 years	58.8%
10 to 20 years	13.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $183,047,854)	$184,076,626
Investments in affiliated issuers, at value (cost $1,679,348)	1,679,348

Total investments	185,755,974
Foreign currency, at value (cost $1,291,405)	1,273,199
Receivable for securities sold	391,461
Dividends and interest receivable	1,935,098
Receivable for securities lending income	22,523

Total assets	189,378,255

Liabilities
Dividends payable	749,311
Payable for securities purchased	419,764
Written options, at value (premiums received $206,428)	111,806
Advisory fee payable	14,718
Due to other related parties	775
Accrued expenses and other liabilities	95,392

Total liabilities	1,391,766

Net assets	$187,986,489

Net assets represented by
Paid-in capital	$211,223,684
Overdistributed net investment income	(1,339,825)
Accumulated net realized losses on investments	(23,009,866)
Net unrealized gains on investments	1,112,496

Net assets	$187,986,489

Net asset value per share
Based on $187,986,489 divided by 11,572,378 common shares issued and outstanding (unlimited number of shares authorized)	$16.24

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $271,282)	$3,067,825
Interest	2,052,612
Securities lending	32,502

Total investment income	5,152,939

Expenses
Advisory fee	895,352
Administrative services fee	47,124
Transfer agent fees	15,200
Trustees’ fees and expenses	2,679
Printing and postage expenses	35,301
Custodian and accounting fees	88,697
Professional fees	27,098
Other	13,089

Total expenses	1,124,540

Net investment income	4,028,399

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(354,194)
Foreign currency related transactions	(187,536)
Written options	985,070

Net realized gains on investments	443,340

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	1,990,392
Foreign currency related transactions	(72,021)
Written options	(500,405)

Net change in unrealized gains or losses on investments	1,417,966

Net realized and unrealized gains or losses on investments	1,861,306

Net increase in net assets resulting from operations	$5,889,705

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2010 (unaudited)	Year Ended October 31, 2009

Operations
Net investment income	$4,028,399	$8,793,843
Net realized gains or losses on investments	443,340	(23,347,465)
Net change in unrealized gains or losses on investments	1,417,966	55,623,769

Net increase in net assets resulting from operations	5,889,705	41,070,147

Distributions to shareholders from
Net investment income	(4,495,869)	(6,003,501)
Tax basis return of capital	0	(9,083,986)

Total distributions to shareholders	(4,495,869)	(15,087,487)

Total increase in net assets	1,393,836	25,982,660
Net assets
Beginning of period	186,592,653	160,609,993

End of period	$187,986,489	$186,592,653

Overdistributed net investment income	$(1,339,825)	$(872,355)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Balanced Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on August 16, 2005 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to provide a high level of income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of the investment advisor’s analysis of which price estimate (mean or bid) provided the better estimate of value. The estimated impact on the Fund’s net asset value (NAV) per share on the day of the change was a decrease of approximately $0.02.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee of 0.95% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings, reverse repurchase agreements, dollar rolls or the issuance of debt securities.

First International Advisers, LLC, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended April 30, 2010 and the year ended October 31, 2009, the Fund did not issue any new shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $28,878,892 and $22,802,989, respectively, for the six months ended April 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$8,231,197	$109,423,635	$0	$117,654,832
Preferred stocks	227,700	2,516,242	0	2,743,942
Corporate bonds	0	359,188	0	359,188
Foreign bonds – corporate	0	23,411,523	0	23,411,523
Foreign bonds – government	0	30,611,514	0	30,611,514
Yankee obligations – corporate	0	3,889,581	0	3,889,581
Yankee obligations – government	0	1,680,101	0	1,680,101
Other	3,594,552	131,393	0	3,725,945
Short-term investments	1,679,348	0	0	1,679,348

	$13,732,797	$172,023,177	$0	$185,755,974

Further details on the major security types listed above can be found in the Schedule of Investments.

As of April 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total

Written options	$0	$(111,806)	$0	$(111,806)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Written Options

Balance as of October 31, 2009	$(17,962)
Realized gains or losses	67,333
Change in unrealized gains or losses	(49,371)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of April 30, 2010	$0

Change in unrealized gains or losses included in earnings relating to securities still held at April 30, 2010	$0

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On April 30, 2010, the aggregate cost of securities for federal income tax purposes was $184,748,650. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,695,741 and $9,688,417, respectively, with a net unrealized appreciation of $1,007,324.

As of October 31, 2009, the Fund had $23,144,190 in capital loss carryovers for federal income tax purposes expiring in 2017.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2010, the Fund entered into written options for speculative purposes.

During the six months ended April 30, 2010, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2009	2,344	$661,852
Options written	18,711	2,177,912
Options expired	(14,265)	(2,171,604)
Options closed	(3,976)	(461,732)

Options outstanding at April 30, 2010	2,814	$206,428

Open call options written at April 30, 2010 were as follows:

Expiration		Number of	Strike		Market	Premiums
Date	Index	Contracts	Price		Value	Received

05/21/2010	AEX Index	176	372	EUR	$ 5,858	$15,217
05/21/2010	CAC 40 Index	154	4,262	EUR	3,978	9,299
05/21/2010	DAX Index	199	6,601	EUR	5,630	21,978
05/21/2010	DJ Euro Stoxx 50 Index	208	3,156	EUR	4,459	13,512
05/21/2010	IBEX 35 Index	545	12,014	EUR	5,334	38,750
05/21/2010	NASDAQ 100 Index	41	2,130	USD	5,412	17,466
05/21/2010	OMX Stockholm 30 Index	572	1,113	SEK	31,983	11,007
05/21/2010	Russell 2000 Index	117	756	USD	27,612	40,413
05/21/2010	S&P 400 MidCap Index	102	867	USD	17,340	23,582
05/21/2010	SPY Equity Index	700	127	USD	4,200	15,204

The Fund had average premiums received on written options in the amount of $382,276 during the six months ended April 30, 2010.

During the six months ended April 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of April 30, 2010, the Fund did not have any open forward foreign currency exchange contracts. The Fund only had forward foreign currency exchange contracts to buy during the six months ended April 30, 2010 with an average contract amount of $906,453.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 was as follows:

	Amount of Realized Gains or Losses on Derivatives

	Forward Currency Contracts	Written Options	Total

Equity contracts	$0	$985,070	$985,070
Forward foreign currency contracts	57,862	0	57,862

	$57,862	$985,070	$1,042,932

	Change in Unrealized Gains or Losses on Derivatives

	Forward Currency Contracts	Written Options	Total

Equity contracts	$0	$(500,405)	$(500,405)
Forward foreign currency contracts	(38,769)	0	(38,769)

	$(38,769)	$(500,405)	$(539,174)

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily available

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

9. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration	Record	Payable	Net Investment
Date	Date	Date	Income

April 16, 2010	May 14, 2010	June 1, 2010	$0.06475
May 21, 2010	June 15, 2010	July 1, 2010	$0.06475
June 10, 2010	July 15, 2010	August 2, 2010	$0.06475

These distributions are not reflected in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. SUBSEQUENT EVENTS

In June 2010, a notice of a Special Meeting of Shareholders was mailed to shareholders of record as of May 18, 2010. The Special Meeting of Shareholders is scheduled to be held on July 9, 2010. Among the proposals for consideration is the approval of a new advisory agreement with Wells Fargo Funds Management, LLC (“Funds Managment”) to replace the current advisory agreement with EIMC as well as a new sub-advisory agreement with First International Advisers, LLC and a new sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital”). If shareholders approve the new advisory agreement, the advisory fee rate paid by the Fund to Funds Management for providing such services will be identical to the advisory fee rate currently paid to EIMC. Since First International Advisers, LLC and Wells Capital will be compensated by Funds Management, and not the Fund itself, the Fund will not incur additional advisory fees. Upon shareholder approval of the new advisory and sub-advisory arrangements, the Fund will also be renamed Wells Fargo Advantage International Balanced Income Fund.

ADDITIONAL INFORMATION (unaudited)

ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of the Fund was held on February 12, 2010 to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — Election of Trustees:

	Net Assets Voted “For”	Net Assets Voted “Withheld”

Carol A. Kosel	$174,001,324	$4,511,278
Gerald M. McDonnell	174,289,872	4,222,730
Richard J. Shima	174,072,468	4,440,134

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipating the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the New York Stock Exchange Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

123660 575077 rv5 06/2010

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: June 29, 2010

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: June 29, 2010